                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

Investment Company Act file number 811-09037

                          Nuveen Investment Trust III
              (Exact name of registrant as specified in charter)

              333 West Wacker Drive, Chicago, Illinois   60606
              (Address of principal executive offices) (Zip code)

   Jessica R. Droeger--Vice President and Secretary, 333 West Wacker Drive,
                            Chicago, Illinois 60606
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 312-917-7700

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND
June 30, 2006

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)      Value
-----------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS - 61.3%

             Aerospace & Defense - 1.0%

      $  100 Raytheon Company                                              6.750%  8/15/07         BBB $  100,998
-----------------------------------------------------------------------------------------------------------------
             Automobiles - 1.0%

         100 DaimlerChrysler NA Holding Corporation                        4.750%  1/15/08          A3     98,400
-----------------------------------------------------------------------------------------------------------------
             Beverages - 1.3%

          25 Constellation Brands, Inc.                                    8.625%  8/01/06          BB     25,156

         100 Miller Brewing Company, 144A                                  4.250%  8/15/08        BBB+     97,138
-----------------------------------------------------------------------------------------------------------------
         125 Total Beverages                                                                              122,294
-----------------------------------------------------------------------------------------------------------------
             Building Products - 0.3%

          25 Building Materials Corporation of America, Series B           8.000% 10/15/07          B+     25,250
-----------------------------------------------------------------------------------------------------------------
             Capital Markets - 3.1%

         100 ABN AMRO Bank NV Chicago                                      7.125%  6/18/07          A+    101,311

         100 Goldman Sachs Group, Inc.                                     4.125%  1/15/08         Aa3     97,895

         100 Lehman Brothers Holdings Inc.                                 8.250%  6/15/07          A+    102,388
-----------------------------------------------------------------------------------------------------------------
         300 Total Capital Markets                                                                        301,594
-----------------------------------------------------------------------------------------------------------------
             Chemicals - 1.4%

          25 Airgas, Inc.                                                  9.125% 10/01/11         Ba2     26,281

          25 IMC Global Inc.                                              11.250%  6/01/11          BB     26,500

          25 Lyondell Chemical Company                                    10.875%  5/01/09           B     25,500

          50 PolyOne Corporation                                          10.625%  5/15/10          B+     54,000
-----------------------------------------------------------------------------------------------------------------
         125 Total Chemicals                                                                              132,281
-----------------------------------------------------------------------------------------------------------------
             Commercial Banks - 3.1%

         100 JP Morgan Chase & Company                                     4.000%  2/01/08         Aa3     97,564

         100 US Bank National Association                                  6.300%  7/15/08         Aa2    101,710

         100 Wachovia Corporation                                          6.250%  8/04/08          A1    100,880
-----------------------------------------------------------------------------------------------------------------
         300 Total Commercial Banks                                                                       300,154
-----------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies - 0.9%

          83 Allied Waste North America                                    8.500% 12/01/08         BB-     86,320
-----------------------------------------------------------------------------------------------------------------
             Computers & Peripherals - 0.3%

          25 Seagate Technology HDD Holdings, Series 144A                  8.000%  5/15/09         BB+     25,750
-----------------------------------------------------------------------------------------------------------------
             Containers & Packaging - 0.3%

          21 Smurfit-Stone Container Corporation, 144A                     9.750%  2/01/11          B2     21,683
-----------------------------------------------------------------------------------------------------------------
             Distributors - 0.6%

          50 Earle M. Jorgensen Company                                    9.750%  6/01/12         Ba3     53,500
-----------------------------------------------------------------------------------------------------------------
             Diversified Financial Services - 1.0%

         100 Credit Suisse First Boston                                    5.750%  4/15/07         AA-    100,028
-----------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication Services - 3.0%

         100 CenturyTel Inc.                                               4.628%  5/15/07         BBB     98,934

          40 Citizens Communications Company                               7.625%  8/15/08         BB+     41,100

         100 Sprint Capital Corporation, Unsecured Note                    6.125% 11/15/08          A-    100,838

          50 US West Communications Inc.                                   5.625% 11/15/08          BB     49,000
-----------------------------------------------------------------------------------------------------------------
         290 Total Diversified Telecommunication Services                                                 289,872
-----------------------------------------------------------------------------------------------------------------

----
1

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND (continued)
June 30, 2006

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------
             Electric Utilities - 9.8%

      $  100 Cinergy Corporation                                          6.530% 12/16/08        Baa2 $  101,578

          50 Commonwealth Edison Company, Series 99                       3.700%  2/01/08          A-     48,446

         100 Constellation Energy Group                                   6.350%  4/01/07        Baa1    100,402

         100 Florida Power Corporation                                    6.810%  7/01/07          A3    100,993

         100 FPL Group Capital Inc.                                       4.086%  2/16/07          A2     99,031

         100 Niagara Mohawk Power Corporation, Series 1998G               7.750% 10/01/08          A-    104,115

         100 Ohio Edison Company                                          4.000%  5/01/08        Baa2     96,780

         100 PPL Electric Utilities Corporation                           5.875%  8/15/07          A-    100,117

         100 Public Service Electric & Gas Company, Series 2003C          4.000% 11/01/08          A-     96,227

         100 Puget Sound Energy Inc.                                      3.363%  6/01/08         BBB     95,448
----------------------------------------------------------------------------------------------------------------
         950 Total Electric Utilities                                                                    943,137
----------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services - 0.3%

          25 Northwest Pipeline Corporation                               6.625% 12/01/07         Ba1     25,125
----------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing - 1.0%

         100 General Mills, Inc., Notes                                   5.125%  2/15/07        BBB+     99,684
----------------------------------------------------------------------------------------------------------------
             Food Products - 3.0%

         100 Campbell Soup Company                                        5.875% 10/01/08           A    100,519

         100 Kellogg Company                                              2.875%  6/01/08        BBB+     95,052

         100 Kraft Foods Inc.                                             5.250%  6/01/07          A3     99,417
----------------------------------------------------------------------------------------------------------------
         300 Total Food Products                                                                         294,988
----------------------------------------------------------------------------------------------------------------
             Gas Utilities - 1.5%

         100 Noram Energy Corporation                                     6.500%  2/01/08         BBB    100,869

          50 Southern Natural Gas                                         6.125%  9/15/08         Ba2     49,615
----------------------------------------------------------------------------------------------------------------
         150 Total Gas Utilities                                                                         150,484
----------------------------------------------------------------------------------------------------------------
             Health Care Equipment & Supplies - 1.0%

         100 Baxter International Inc.                                    7.250%  2/15/08          A-    101,969
----------------------------------------------------------------------------------------------------------------
             Health Care Providers & Services - 2.5%

          50 HCA Inc.                                                     8.850%  1/01/07         BB+     50,805

         100 UnitedHealth Group Inc.                                      3.750%  2/10/09           A     95,358

         100 Wellpoint Inc.                                               3.750% 12/14/07        BBB+     97,199
----------------------------------------------------------------------------------------------------------------
         250 Total Health Care Providers & Services                                                      243,362
----------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure - 1.6%

          50 Park Place Entertainment                                     8.875%  9/15/08         BB+     52,625

         100 Tricon Global Restaurants Inc.                               7.650%  5/15/08         BBB    103,102
----------------------------------------------------------------------------------------------------------------
         150 Total Hotels, Restaurants & Leisure                                                         155,727
----------------------------------------------------------------------------------------------------------------
             Household Durables - 1.3%

          25 Beazer Homes USA, Inc.                                       8.625%  5/15/11         Ba1     25,313

          50 D.R. Horton, Inc.                                            7.500% 12/01/07        BBB-     50,851

          25 KB Home                                                      9.500%  2/15/11         Ba2     26,156

          25 Toll Corporation                                             8.250%  2/01/11         BB+     25,813
----------------------------------------------------------------------------------------------------------------
         125 Total Household Durables                                                                    128,133
----------------------------------------------------------------------------------------------------------------

----
2

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)      Value
-----------------------------------------------------------------------------------------------------------------
             Independent Power Producers & Energy Traders - 1.0%

      $  100 Duke Energy Corporation                                       4.200% 10/01/08          A3 $   96,645
-----------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates - 1.0%

         100 Tyco International Group SA                                   6.125% 11/01/08        BBB+    100,655
-----------------------------------------------------------------------------------------------------------------
             Insurance - 1.0%

         100 Prudential Financial Inc.                                     3.750%  5/01/08           A     96,615
-----------------------------------------------------------------------------------------------------------------
             IT Services - 1.0%

         100 First Data Corporation                                        3.375%  8/01/08          A+     95,519
-----------------------------------------------------------------------------------------------------------------
             Machinery - 2.5%

         100 Caterpillar Financial Services Corporation, Series MTNF       3.800%  2/08/08           A     97,262

          25 Dresser, Inc.                                                 9.375%  4/15/11          B2     25,438

         100 John Deere Capital Corporation, Series 2005D                  4.500%  8/25/08          A-     97,733

          17 Terex Corporation, Senior Subordinated Notes                 10.375%  4/01/11          B+     18,063
-----------------------------------------------------------------------------------------------------------------
         242 Total Machinery                                                                              238,496
-----------------------------------------------------------------------------------------------------------------
             Media - 3.6%

         100 AOL Time Warner Inc.                                          6.150%  5/01/07        BBB+    100,363

         100 Comcast Cable Communications Inc.                             8.375%  5/01/07        BBB+    102,125

          50 Echostar DBS Corporation                                      5.750% 10/01/08         BB-     49,000

         100 Gannett Company Inc.                                          5.500%  4/01/07           A     99,567
-----------------------------------------------------------------------------------------------------------------
         350 Total Media                                                                                  351,055
-----------------------------------------------------------------------------------------------------------------
             Metals & Mining - 0.8%

          25 Steel Dynamics, Inc.                                          9.500%  3/15/09          BB     25,781

          50 United States Steel Corporation                              10.750%  8/01/08         Ba1     54,000
-----------------------------------------------------------------------------------------------------------------
          75 Total Metals & Mining                                                                         79,781
-----------------------------------------------------------------------------------------------------------------
             Multiline Retail - 1.0%

         100 Federated Department Stores, Inc.                             6.625%  9/01/08        Baa1    101,648
-----------------------------------------------------------------------------------------------------------------
             Multi-Utilities - 2.0%

         100 MidAmerican Energy Holdings Company                           3.500%  5/15/08        BBB+     95,984

         100 Sempra Energy                                                 4.621%  5/17/07        BBB+     99,046
-----------------------------------------------------------------------------------------------------------------
         200 Total Multi-Utilities                                                                        195,030
-----------------------------------------------------------------------------------------------------------------
             Oil, Gas & Consumable Fuels - 1.0%

         100 Kinder Morgan Energy Partners, L.P.                           5.350%  8/15/07        BBB+     98,772
-----------------------------------------------------------------------------------------------------------------
             Paper & Forest Products - 1.0%

         100 Weyerhaeuser Company                                          5.950% 11/01/08         BBB    100,133
-----------------------------------------------------------------------------------------------------------------
             Pharmaceuticals - 2.0%

         100 Bristol-Myers Squibb Company                                  4.000%  8/15/08          A+     96,802

         100 Wyeth                                                         4.375%  3/01/08           A     98,011
-----------------------------------------------------------------------------------------------------------------
         200 Total Pharmaceuticals                                                                        194,813
-----------------------------------------------------------------------------------------------------------------
             Road & Rail - 2.1%

         100 CSX Corporation                                               7.450%  5/01/07         BBB    101,350

         100 Union Pacific Corporation                                     6.625%  2/01/08         BBB    101,348
-----------------------------------------------------------------------------------------------------------------
         200 Total Road & Rail                                                                            202,698
-----------------------------------------------------------------------------------------------------------------

----
3

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND (continued)
June 30, 2006

   Principal
Amount (000) Description                                                    Coupon     Maturity Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------------
             Thrifts & Mortgage Finance - 1.0%

      $  100 Countrywide Home Loan Inc.                                     5.500%      2/01/07           A $   99,881
----------------------------------------------------------------------------------------------------------------------
             Wireless Telecommunication Services - 1.0%

         100 Airtouch Communications Inc.                                   6.650%      5/01/08          A-    101,423
----------------------------------------------------------------------------------------------------------------------
      $5,961 Total Corporate Bonds (cost $6,027,687)                                                         5,953,897
----------------------------------------------------------------------------------------------------------------------

   Principal
Amount (000) Description                                                    Coupon     Maturity Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 31.2%

             U.S. Treasury Notes - 31.2%

      $1,525 United States of America Treasury Notes                        4.375%      5/15/07         AAA $1,513,802

         175 United States of America Treasury Notes                        4.875%      5/31/08         AAA    174,077

       1,350 United States of America Treasury Notes                        4.875%      5/15/09         AAA  1,341,247
----------------------------------------------------------------------------------------------------------------------
      $3,050 Total U.S. Government and Agency Obligations (cost                                              3,029,126
              $3,035,041)
----------------------------------------------------------------------------------------------------------------------

   Principal
Amount (000) Description                                                    Coupon     Maturity Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------------
             ASSET-BACKED SECURITIES - 3.3%

             Autos - 2.2%

      $   13 BMW Vehicle Owner Trust, Class A4, Series 2003A                2.530%      2/25/08         AAA $   12,836

         100 Capital Auto Receivables Asset Trust, Series 2005-1            5.259%      4/15/08         AAA     99,951

          21 Capital One Auto Finance Trust, Series 2005-BSS                3.820%      9/15/08         AAA     21,070

          75 Daimler Chrysler Auto Trust, Class A3, Series 2005B            4.040%      9/08/09         AAA     74,017

           2 Harley-Davidson Motorcycle Trust, Contract Backed Notes,       1.400%     10/15/08         AAA      1,701
              Series 2004-1-A1

           4 Toyota Auto Receivables Owner Trust, Class A3, Series 2003B    5.229%      8/15/07         AAA      3,577
----------------------------------------------------------------------------------------------------------------------
         215 Total Autos                                                                                       213,152
----------------------------------------------------------------------------------------------------------------------
             Cards - 1.0%

          50 Chase Credit Card Master Trust, Class A, Series 2004-1         5.229%      5/15/09         AAA     50,028

          50 MBNA Credit Card Master Note Trust, Class A1, Series 2002      4.950%      6/15/09         AAA     49,927
----------------------------------------------------------------------------------------------------------------------
         100 Total Cards                                                                                        99,955
----------------------------------------------------------------------------------------------------------------------
             Home Equity - 0.1%

          12 Master CI-9 NIM Notes, Series 2005                             4.940%      3/26/35          A+     11,736
----------------------------------------------------------------------------------------------------------------------
      $  327 Total Asset-Backed Securities (cost $326,819)                                                     324,843
----------------------------------------------------------------------------------------------------------------------

                                                                          Weighted
   Principal                                                               Average
Amount (000) Description                                                    Coupon Maturity (2) Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------------
             VARIABLE RATE SENIOR LOAN INTERESTS - 2.6% (3)

             Health Care Providers & Services - 2.6%

      $  250 HealthSouth Corporation, Term Loan                             8.520%      3/10/13          B2 $  250,290
----------------------------------------------------------------------------------------------------------------------
------------
             Total Variable Rate Senior Loan Interests (cost $250,000)                                         250,290
             --------------------------------------------------------------------------------------------------------
             Total Investments (cost $9,639,547) - 98.4%                                                     9,558,156
             --------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 1.6%                                                              155,265
             --------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                              $9,713,421
             --------------------------------------------------------------------------------------------------------

----
4

           Forward Foreign Currency Exchange Contracts outstanding at June 30, 2006:

                                                                                                  Unrealized
                                                                                                Appreciation
                                        Amount    In Exchange For           Amount Settlement (Depreciation)
Currency Contracts to Deliver (Local Currency)           Currency (Local Currency)       Date (U.S. Dollars)
-------------------------------------------------------------------------------------------------------------
     Australian Dollar                  32,952        U.S. Dollar           25,000    8/09/06        $   527
     Brazilian Real                     54,350        U.S. Dollar           25,000    8/09/06              1
     Brazilian Real                    111,750        U.S. Dollar           50,000    8/17/06         (1,304)
     Chilean Peso                   26,075,000        U.S. Dollar           50,000    8/17/06          1,656
     Czech Koruna                      557,675        U.S. Dollar           25,000    9/20/06           (213)
     Danish Krone                      148,173        U.S. Dollar           25,000    9/27/06           (554)
     Euro                               19,519        U.S. Dollar           25,000    8/09/06            (36)
     Euro                               49,242        U.S. Dollar           62,500    8/09/06           (660)
     Euro                               37,500       Japanese Yen        5,230,725    8/21/06         (2,085)
     Euro                               25,000   Slovakian Koruna          946,700    8/22/06           (548)
     Euro                               50,000       Mexican Peso          729,685    9/19/06           (237)
     Japanese Yen                    5,359,313               Euro           37,500    8/21/06            952
     Japanese Yen                    2,874,600        U.S. Dollar           25,000    9/29/06           (444)
     Norwegian Krone                   157,110        U.S. Dollar           25,000    9/27/06           (394)
     Polish Zloty                       38,168        U.S. Dollar           12,500    7/03/06            487
     Polish Zloty                      153,093        U.S. Dollar           50,000    8/17/06          1,737
     Pound Sterling                     25,000  Australian Dollar           60,487    7/19/06         (1,314)
     Slovakian Koruna                  382,125        U.S. Dollar           12,500    7/03/06           (215)
     Slovakian Koruna                  763,500        U.S. Dollar           25,000    8/15/06           (435)
     South African Rand                232,913        U.S. Dollar           37,500    8/10/06          5,107
     South Korean Won               24,025,000        U.S. Dollar           25,000    9/21/06           (392)
     Swiss Franc                        30,460        U.S. Dollar           25,000    9/20/06           (139)
     U.S. Dollar                        25,000  Australian Dollar           32,512    8/09/06           (854)
     U.S. Dollar                        25,000     Brazilian Real           52,700    8/09/06           (759)
     U.S. Dollar                        50,000     Brazilian Real          115,900    8/17/06          3,210
     U.S. Dollar                        25,000     Brazilian Real           55,175   10/05/06             35
     U.S. Dollar                        25,000        Swiss Franc           30,413    9/20/06            101
     U.S. Dollar                        50,000       Chilean Peso       27,365,000    8/17/06            735
     U.S. Dollar                        25,000       Czech Koruna          554,143    9/20/06             53
     U.S. Dollar                        25,000       Danish Krone          145,288    9/27/06             57
     U.S. Dollar                        32,059               Euro           25,000    8/09/06              7
     U.S. Dollar                        25,000       Japanese Yen        2,822,375    8/21/06            (18)
     U.S. Dollar                        25,000   South Korean Won       23,905,000    9/21/06            265
     U.S. Dollar                        12,500       Polish Zloty           40,588    7/03/06            274
     U.S. Dollar                        50,000       Polish Zloty          159,098    8/17/06            156
     U.S. Dollar                        12,500   Slovakian Koruna          367,025    7/03/06           (288)
     U.S. Dollar                        25,000   Slovakian Koruna          727,200    8/15/06           (774)
     U.S. Dollar                        50,000   New Turkish Lira           83,760    9/29/06            895
     U.S. Dollar                        37,500 South African Rand          227,708    8/10/06         (5,831)
-------------------------------------------------------------------------------------------------------------
                                                                                                     $(1,239)
-------------------------------------------------------------------------------------------------------------

           Foreign Currency Interest Rate Swaps outstanding at June 30, 2006:


                                                                                                     Notional
                                                                                       Local           Amount Effective
                                                                                    Currency (Local Currency)  Date (4)
------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 11, 2006, to pay quarterly the notional amount multiplied by 3.050% (annualized) and receive quarterly the notional amount multiplied by the three-month EUR-LIBOR
(Euro-London Inter-Bank Offered Rates).                                                 Euro        3,250,000   1/12/07
Agreement with Goldman Sachs dated January 11, 2006, to pay quarterly the notional amount multiplied by the three-month AUD-LIBOR (Australian
Dollar-London Inter-Bank Offered Rates) and receive quarterly the notional
amount multiplied by 5.570% (annualized).                                  Australian Dollar        5,250,000   1/12/07
Agreement with JPMorgan dated May 18, 2005, to pay every 28 days the notional amount multiplied by the 28-day MXN-TIIE (Mexican Interbank
Money Market Rate) and receive every 28 days the notional amount
multiplied by 10.370% (annualized).                                             Mexican Peso          750,000   5/19/05
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

                                                                                           Unrealized
                                                                                         Appreciation
                                                                           Termination (Depreciation)
                                                                                  Date (U.S. Dollars)
------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 11, 2006, to pay quarterly the notional amount multiplied by 3.050% (annualized) and receive quarterly the notional amount multiplied by the three-month EUR-LIBOR
(Euro-London Inter-Bank Offered Rates).                                        4/12/07        $ 6,010
Agreement with Goldman Sachs dated January 11, 2006, to pay quarterly the notional amount multiplied by the three-month AUD-LIBOR (Australian
Dollar-London Inter-Bank Offered Rates) and receive quarterly the notional
amount multiplied by 5.570% (annualized).                                      4/12/07         (4,880)
Agreement with JPMorgan dated May 18, 2005, to pay every 28 days the notional amount multiplied by the 28-day MXN-TIIE (Mexican Interbank
Money Market Rate) and receive every 28 days the notional amount
multiplied by 10.370% (annualized).                                            5/13/10          5,860
------------------------------------------------------------------------------------------------------
                                                                                              $ 6,990
------------------------------------------------------------------------------------------------------

----
5

Portfolio of Investments (Unaudited)
NUVEEN SHORT DURATION BOND FUND (continued)
June 30, 2006


           Futures Contracts Outstanding at June 30, 2006:

                                                                                                   Unrealized
                                                                       Original       Value at   Appreciation
                                  Contract Number of    Contract          Value  June 30, 2006 (Depreciation)
Type                              Position Contracts  Expiration (U.S. Dollars) (U.S. Dollars) (U.S. Dollars)
--------------------------------------------------------------------------------------------------------------
Australian 10-Year Treasury Bonds     Long         8        9/06     $  609,061     $  603,989        $(5,072)
British LIBOR                         Long         8        3/07      1,756,184      1,754,113         (2,071)
Canadian 10-Year Government Bonds    Short        (4)       6/06        390,488        396,835          6,347
Euribor                              Short        (2)      12/07        612,388        614,263          1,875
Euribor                              Short        (6)       6/07      1,838,411      1,844,325          5,914
Euribor                               Long         4        3/07      1,234,239      1,230,701         (3,538)
Euribor                              Short        (2)       9/06        617,358        618,099            741
U.S. 2-Year Treasury Notes            Long         5        9/06      1,017,499      1,013,900         (3,599)
U.S. 10-Year Treasury Notes          Short        (3)       9/06        314,401        314,580            179
--------------------------------------------------------------------------------------------------------------
                                                                                                      $   776
--------------------------------------------------------------------------------------------------------------

           (1) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (2) Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.
           (3) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or
               (ii) the prime rate offered by one or more major United States banks.
               Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
           (4) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each foreign currency interest rate swap contract.
          144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.

           At June 30, 2006, the cost of investments was $9,696,865.

           Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2006, were as follows:

      --------------------------------------------------------------------
      Gross unrealized:
        Appreciation                                            $     563
        Depreciation                                             (139,272)
      --------------------------------------------------------------------
      Net unrealized appreciation (depreciation) of investments $(138,709)
      --------------------------------------------------------------------

----
6

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND
June 30, 2006

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)      Value
-----------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS - 33.2%

             Aerospace & Defense - 1.1%

      $   25 Alliant Techsystems Inc.                                      6.750%  4/01/16          B+ $   24,125

          12 Boeing Capital Corporation                                    5.800%  1/15/13           A     12,042

           4 Honeywell International Inc.                                  7.500%  3/01/10           A      4,242

          50 Sequa Corporation                                             8.875%  4/01/08         BB-     52,313

           8 United Technologies Corporation                               7.500%  9/15/29           A      9,297
-----------------------------------------------------------------------------------------------------------------
          99 Total Aerospace & Defense                                                                    102,019
-----------------------------------------------------------------------------------------------------------------
             Beverages - 0.4%

           7 Anheuser-Busch Companies, Inc.                                5.050% 10/15/16          A+      6,553

           7 Coca-Cola Enterprises Inc.                                    6.750%  9/15/28           A      7,377

          25 Constellation Brands, Inc.                                    8.625%  8/01/06          BB     25,156
-----------------------------------------------------------------------------------------------------------------
          39 Total Beverages                                                                               39,086
-----------------------------------------------------------------------------------------------------------------
             Building Products - 0.7%

          25 Building Materials Corporation of America, Series B           8.000% 10/15/07          B+     25,250

          35 Jacuzzi Brands, Inc.                                          9.625%  7/01/10           B     37,144

           4 Masco Corporation                                             5.875%  7/15/12        BBB+      3,936
-----------------------------------------------------------------------------------------------------------------
          64 Total Building Products                                                                       66,330
-----------------------------------------------------------------------------------------------------------------
             Capital Markets - 0.8%

          20 Lehman Brothers Holdings Inc.                                 7.875% 11/01/09          A+     21,106

           1 Merril Lynch & Company                                        3.700%  4/21/08         Aa3        968

           5 Merrill Lynch & Co., Inc., Note                               6.375% 10/15/08         Aa3      5,074

          11 Merrill Lynch & Company                                       5.000%  1/15/15         Aa3     10,257

          10 Morgan Stanley Dean Witter & Company                          8.000%  6/15/10         Aa3     10,715

          32 Morgan Stanley                                                4.750%  4/01/14          A1     29,385
-----------------------------------------------------------------------------------------------------------------
          79 Total Capital Markets                                                                         77,505
-----------------------------------------------------------------------------------------------------------------
             Chemicals - 3.2%

         100 Airgas, Inc.                                                  9.125% 10/01/11         Ba2    105,125

          25 Chemtura Corporation                                          6.875%  6/01/16         BB+     24,281

           6 Dow Chemical Company                                          7.375% 11/01/29          A-      6,683

          12 E.I. Du Pont de Nemours and Company                           6.875% 10/15/09           A     12,448

          25 IMC Global Inc.                                              11.250%  6/01/11          BB     26,500

          25 Lyondell Chemical Company                                    10.875%  5/01/09           B     25,500

         100 MacDermid Inc.                                                9.125%  7/15/11         BB-    105,000

           2 Praxair, Inc.                                                 6.375%  4/01/12           A      2,055
-----------------------------------------------------------------------------------------------------------------
         295 Total Chemicals                                                                              307,592
-----------------------------------------------------------------------------------------------------------------
             Commercial Banks - 1.0%

           3 Bank of America Corporation                                   5.375%  6/15/14         Aa2      2,909

           3 Bank One NA Illinois                                          3.700%  1/15/08         Aa2      2,917

           6 Charter One Bank FSB                                          6.375%  5/15/12         Aa3      6,218

          26 Credit Suisse First Boston                                    6.500%  1/15/12         AA-     26,859

          25 National City Bank                                            6.200% 12/15/11          A1     25,540

           3 National Westminster Bank PLC                                 7.375% 10/01/09         Aa2      3,179

----
7

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
June 30, 2006

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------
             Commercial Banks (continued)

      $   10 PNC Funding Corporation                                      5.750%  8/01/06           A $   10,001

           3 PNC Funding Corporation                                      7.500% 11/01/09          A-      3,161

           6 SunTrust Banks Inc.                                          6.375%  4/01/11         Aa3      6,149

           7 Wells Fargo & Company                                        5.375%  2/07/35         Aa1      6,250
----------------------------------------------------------------------------------------------------------------
          92 Total Commercial Banks                                                                       93,183
----------------------------------------------------------------------------------------------------------------
             Commercial Services & Supplies - 0.2%

          10 PHH Corporation                                              6.000%  3/01/08         BBB      9,990

           2 PHH Corporation                                              7.125%  3/01/13         BBB      2,027

           4 Waste Management, Inc.                                       7.750%  5/15/32         BBB      4,526
----------------------------------------------------------------------------------------------------------------
          16 Total Commercial Services & Supplies                                                         16,543
----------------------------------------------------------------------------------------------------------------
             Communications Equipment - 0.2%

           6 British Telecommunications PLC                               8.875% 12/15/30          A-      7,395

           5 Cisco Systems, Inc.                                          5.500%  2/22/16          A+      4,810

           1 Motorola, Inc.                                               7.625% 11/15/10          A-      1,072

           3 Motorola, Inc.                                               7.500%  5/15/25          A-      3,291
----------------------------------------------------------------------------------------------------------------
          15 Total Communications Equipment                                                               16,568
----------------------------------------------------------------------------------------------------------------
             Computers & Peripherals - 0.3%

          25 Seagate Technology HDD Holdings, Series 144A                 8.000%  5/15/09         BB+     25,750
----------------------------------------------------------------------------------------------------------------
             Consumer Finance - 0.9%

          50 General Motors Acceptance Corporation                        6.125%  9/15/06         Ba1     49,929

           3 Household Finance Corporation                                7.000%  5/15/12         AA-      3,161

           4 Key Bank NA                                                  7.000%  2/01/11          A2      4,197

          19 MBNA Corporation                                             6.125%  3/01/13         Aa2     19,305

          12 SLM Corporation                                              5.375%  1/15/13           A     11,611
----------------------------------------------------------------------------------------------------------------
          88 Total Consumer Finance                                                                       88,203
----------------------------------------------------------------------------------------------------------------
             Containers & Packaging - 0.2%

          21 Smurfit-Stone Container Corporation, 144A                    9.750%  2/01/11          B2     21,683
----------------------------------------------------------------------------------------------------------------
             Distributors - 0.5%

          40 Earle M. Jorgensen Company                                   9.750%  6/01/12         Ba3     42,800
----------------------------------------------------------------------------------------------------------------
             Diversified Financial Services - 3.4%

          33 Associates Corporation of North America                      6.250% 11/01/08         Aa1     33,428

          13 CIT Group Inc.                                               5.500% 11/30/07           A     12,961

           6 CIT Group Inc.                                               7.750%  4/02/12           A      6,512

          17 Citigroup Inc.                                               3.625%  2/09/09         Aa1     16,200

           5 Citigroup Inc.                                               6.000% 10/31/33         Aa2      4,752

           4 Citigroup Inc.                                               5.850% 12/11/34         Aa1      3,781

          22 Fleet National Bank                                          5.750%  1/15/09         Aa2     22,047

          57 General Electric Capital Corporation                         8.125%  5/15/12         AAA     63,620

          41 Household Financial Corporation                              8.000%  7/15/10         AA-     44,236

           2 HSBC Bank USA                                                3.875%  9/15/09          AA      1,895

          28 JPMorgan Chase & Co.                                         3.500%  3/15/09         Aa3     26,554

          14 Mellon Funding Corporation                                   3.250%  4/01/09          A+     13,128

----
8

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)      Value
-----------------------------------------------------------------------------------------------------------------
             Diversified Financial Services (continued)

      $   16 Nationsbank Corporation                                       7.800%  9/15/16         Aa3 $   18,112

          18 Sanwa Finance Aruba AEC                                       8.350%  7/15/09          A2     19,240

           9 US Bank NA Minnesota                                          6.375%  8/01/11         Aa2      9,272

          14 Wachovia Corporation                                          5.250%  8/01/14          A1     13,374
-----------------------------------------------------------------------------------------------------------------
         299 Total Diversified Financial Services                                                         309,112
-----------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication Services - 3.4%

           5 Alltel Corporation                                            7.875%  7/01/32          A2      5,622

          21 BellSouth Corporation                                         6.550%  6/15/34           A     20,059

          12 Deutsche Telekom International Finance BV                     8.000%  6/15/10          A-     12,894

           4 Deutsche Telekom International Finance BV                     8.250%  6/15/30          A-      4,631

          18 France Telecom                                                7.750%  3/01/11          A-     19,355

          25 GTE Corporation                                               7.510%  4/01/09           A     25,996

          50 Insight Midwest L.P                                          10.500% 11/01/10           B     52,375

         100 Qwest Capital Funding Inc.                                    7.750%  8/15/06           B    100,500

          14 Sprint Capital Corporation                                    8.375%  3/15/12          A-     15,486

          40 Sprint Capital Corporation                                    6.900%  5/01/19          A-     41,183

           4 Sprint Capital Corporation                                    8.750%  3/15/32          A-      4,837

          10 Verizon New York Inc., Series B                               7.375%  4/01/32           A      9,886
-----------------------------------------------------------------------------------------------------------------
         303 Total Diversified Telecommunication Services                                                 312,824
-----------------------------------------------------------------------------------------------------------------
             Electric Utilities - 1.1%

          14 Duke Capital LLC                                              5.668%  8/15/14         BBB     13,555

           5 FirstEnergy Corporation                                       7.375% 11/15/31        BBB-      5,380

          12 National Rural Utilities Cooperative Finance Corporation      3.875%  2/15/08          A+     11,677

           8 National Rural Utilities Cooperative Finance Corporation      5.750%  8/28/09           A      8,019

          11 Pacific Gas and Electric Company                              6.050%  3/01/34        Baa1     10,416

          10 Progress Energy, Inc.                                         7.000% 10/30/31        Baa2     10,320

           5 PSE&G Power LLC                                               8.625%  4/15/31        Baa1      6,138

          11 Reliant Energy, Centerpoint Energy Inc.                       7.750%  2/15/11         BBB     11,771

          20 TXU Energy Company                                            7.000%  3/15/13        Baa2     20,442

           9 Virginia Electric and Power Company                           4.750%  3/01/13        Baa1      8,360
-----------------------------------------------------------------------------------------------------------------
         105 Total Electric Utilities                                                                     106,078
-----------------------------------------------------------------------------------------------------------------
             Electronic Equipment & Instruments - 0.6%

          61 Arrow Electronics, Inc.                                       6.875%  6/01/18        BBB-     60,072
-----------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services - 0.9%

          75 Hanover Equipment Trust, Senior Secured Note, Series 2003     8.500%  9/01/08          B+     77,250

          10 Northwest Pipeline Corporation                                6.625% 12/01/07         Ba1     10,050
-----------------------------------------------------------------------------------------------------------------
          85 Total Energy Equipment & Services                                                             87,300
-----------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing - 0.4%

          19 General Mills, Inc.                                           2.625% 10/24/06        BBB+     18,832

           2 Kroger Co.                                                    7.500%  4/01/31        Baa2      2,106

          19 Meyer Fred Inc., Kroger Inc.                                  7.450%  3/01/08        Baa2     19,474
-----------------------------------------------------------------------------------------------------------------
          40 Total Food & Staples Retailing                                                                40,412
-----------------------------------------------------------------------------------------------------------------

----
9

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
June 30, 2006

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)      Value
-----------------------------------------------------------------------------------------------------------------
             Food Products - 0.4%

      $    3 Archer-Daniels-Midland Company                                7.000%  2/01/31           A $    3,286

           2 Kellogg Company                                               7.450%  4/01/31        BBB+      2,276

          11 Kraft Foods Inc.                                              6.250%  6/01/12          A3     11,142

          16 Nabisco Inc.                                                  7.550%  6/15/15          A-     17,655

           3 Unilever Capital Corporation                                  5.900% 11/15/32          A+      2,819
-----------------------------------------------------------------------------------------------------------------
          35 Total Food Products                                                                           37,178
-----------------------------------------------------------------------------------------------------------------
             Gas Utilities - 0.0%

           2 Consolidated Natural Gas Company                              5.000% 12/01/14        Baa1      1,843
-----------------------------------------------------------------------------------------------------------------
             Health Care Providers & Services - 0.7%

          18 Medco Health Solutions, Inc.                                  7.250%  8/15/13         BBB     19,085

          50 UnitedHealth Group Incorporated                               5.375%  3/15/16           A     47,388
-----------------------------------------------------------------------------------------------------------------
          68 Total Health Care Providers & Services                                                        66,473
-----------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure - 0.7%

          50 Host Marriott LP                                              9.500%  1/15/07          BB     51,500

          20 MGM Grand Inc.                                                6.000% 10/01/09          BB     19,550
-----------------------------------------------------------------------------------------------------------------
          70 Total Hotels, Restaurants & Leisure                                                           71,050
-----------------------------------------------------------------------------------------------------------------
             Household Durables - 1.2%

          25 Beazer Homes USA, Inc.                                        8.625%  5/15/11         Ba1     25,313

          25 K. Hovnanian Enterprises Inc.                                 7.500%  5/15/16         Ba1     23,313

          25 KB Home                                                       9.500%  2/15/11         Ba2     26,156

          12 Pulte Homes, Inc.                                             4.875%  7/15/09         BBB     11,584

           6 Pulte Homes, Inc.                                             6.375%  5/15/33         BBB      5,199

          25 Toll Corporation                                              8.250%  2/01/11         BB+     25,813
-----------------------------------------------------------------------------------------------------------------
         118 Total Household Durables                                                                     117,378
-----------------------------------------------------------------------------------------------------------------
             Household Products - 0.2%

           2 Kimberly-Clark Corporation                                    5.000%  8/15/13         Aa2      1,931

          20 Procter and Gamble Company                                    4.850% 12/15/15         AA-     18,716
-----------------------------------------------------------------------------------------------------------------
          22 Total Household Products                                                                      20,647
-----------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates - 0.3%

           7 General Electric Company                                      5.000%  2/01/13         AAA      6,714

          20 Raychem Corporation, Tyco International Limited               7.200% 10/15/08        BBB+     20,553
-----------------------------------------------------------------------------------------------------------------
          27 Total Industrial Conglomerates                                                                27,267
-----------------------------------------------------------------------------------------------------------------
             Machinery - 0.8%

           5 Caterpillar Inc.                                              7.300%  5/01/31           A      5,779

          20 Cummins Engine Inc.                                           5.650%  3/01/98        BBB-     15,040

          15 Deere & Company                                               6.950%  4/25/14          A-     15,999

          25 Dresser, Inc.                                                 9.375%  4/15/11          B2     25,438

          16 Terex Corporation, Senior Subordinated Notes                 10.375%  4/01/11          B+     17,000
-----------------------------------------------------------------------------------------------------------------
          81 Total Machinery                                                                               79,256
-----------------------------------------------------------------------------------------------------------------
             Media - 1.6%

          18 Cox Communications, Inc.                                      7.750% 11/01/10        BBB-     19,079

          28 Gray Television Inc., Term Loan                               9.250% 12/15/11         Ba3     29,260

----
10

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------
             Media (continued)

      $   25 Insight Midwest L.P                                          9.750% 10/01/09           B $   25,563

          22 TCI Communications, Inc.                                     8.750%  8/01/15        BBB+     25,177

          11 Time Warner Inc.                                             9.125%  1/15/13        BBB+     12,595

          14 Time Warner Inc.                                             9.150%  2/01/23        BBB+     16,640

          18 Viacom Inc., Senior Notes                                    7.700%  7/30/10         BBB     19,165

           2 Walt Disney Company                                          7.000%  3/01/32          A-      2,167
----------------------------------------------------------------------------------------------------------------
         138 Total Media                                                                                 149,646
----------------------------------------------------------------------------------------------------------------
             Metals & Mining - 1.6%

           8 Alcan Inc.                                                   7.250%  3/15/31        BBB+      8,737

          15 Alcoa Inc.                                                   4.250%  8/15/07          A2     14,725

           2 Alcoa Inc.                                                   7.375%  8/01/10          A2      2,116

         100 Freeport-McMoran Copper & Gold, Inc.                         7.500% 11/15/06          B+    100,600

          25 Steel Dynamics, Inc.                                         9.500%  3/15/09          BB     25,781
----------------------------------------------------------------------------------------------------------------
         150 Total Metals & Mining                                                                       151,959
----------------------------------------------------------------------------------------------------------------
             Multiline Retail - 0.8%

           4 Federated Department Stores, Inc.                            6.625%  4/01/11        Baa1      4,112

           8 Federated Department Stores, Inc.                            6.900%  4/01/29        Baa1      8,031

          30 J.C. Penney Corporation Inc.                                 7.125% 11/15/23        BBB-     32,077

          13 Target Corporation                                           7.500%  8/15/10          A+     13,903

          17 Wal-Mart Stores, Inc.                                        6.875%  8/10/09          AA     17,617

           2 Wal-Mart Stores, Inc.                                        7.550%  2/15/30          AA      2,328
----------------------------------------------------------------------------------------------------------------
          74 Total Multiline Retail                                                                       78,068
----------------------------------------------------------------------------------------------------------------
             Oil, Gas & Consumable Fuels - 2.6%

          10 Amerada Hess Corporation                                     7.125%  3/15/33        BBB-     10,403

           5 Burlington Resources Finance Company                         7.200%  8/15/31          A2      5,615

          25 Chesapeake Energy Corporation                                6.250%  1/15/18          BB     22,938

          10 Devon Energy Corporation                                     7.950%  4/15/32         BBB     11,557

          10 Duke Energy Field Services Corporation                       7.875%  8/16/10         BBB     10,698

          21 Enterprise Products Operating L.P.                           4.625% 10/15/09        Baa3     20,134

           3 Halliburton Company                                          5.500% 10/15/10        BBB+      2,974

          10 Kinder Morgan Energy Partners, L.P.                          7.300%  8/15/33        BBB+     10,269

          10 Occidental Petroleum Corporation                             6.750%  1/15/12          A-     10,534

           9 Pacific Energy Partners LP, Series WI                        6.250%  9/15/15         Ba2      8,775

          10 PC Financial Partnership                                     5.000% 11/15/14         BBB      9,302

          11 Phillips Petroleum Company                                   8.750%  5/25/10          A1     12,167

          50 Premcor Refining Group Inc.                                  7.500%  6/15/15        BBB-     51,692

          25 Tesoro Corporation, 144A                                     6.625% 11/01/15         BB+     23,813

          10 Tosco Corporation                                            8.125%  2/15/30          A1     12,262

          10 Valero Energy Corporation                                    7.500%  4/15/32        BBB-     10,889

          10 XTO Energy, Inc.                                             6.250%  4/15/13        BBB-     10,020
----------------------------------------------------------------------------------------------------------------
         239 Total Oil, Gas & Consumable Fuels                                                           244,042
----------------------------------------------------------------------------------------------------------------

----
11

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
June 30, 2006

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------
             Paper & Forest Products - 0.9%

      $   50 GP Canada Finance Company                                    7.200% 12/15/06           B $   50,750

           8 Westvaco Corporation                                         8.200%  1/15/30         BBB      8,689

          17 Weyerhaeuser Company                                         5.950% 11/01/08         BBB     17,023

          10 Weyerhaeuser Company                                         6.950% 10/01/27         BBB      9,699
----------------------------------------------------------------------------------------------------------------
          85 Total Paper & Forest Products                                                                86,161
----------------------------------------------------------------------------------------------------------------
             Pharmaceuticals - 0.2%

           3 Schering-Plough Corporation                                  6.750% 12/01/33          A-      3,086

          20 Wyeth                                                        5.500%  3/15/13           A     19,497
----------------------------------------------------------------------------------------------------------------
          23 Total Pharmaceuticals                                                                        22,583
----------------------------------------------------------------------------------------------------------------
             Real Estate - 0.2%

          19 Simon Property Group, L.P.                                   6.375% 11/15/07          A-     19,085
----------------------------------------------------------------------------------------------------------------
             Real Estate Management & Development - 0.3%

          17 EOP Operating LP                                             7.750% 11/15/07         BBB     17,426

           2 EOP Operating LP                                             5.875%  1/15/13         BBB      1,963

          12 ERP Operating LP                                             6.625%  3/15/12          A-     12,435
----------------------------------------------------------------------------------------------------------------
          31 Total Real Estate Management & Development                                                   31,824
----------------------------------------------------------------------------------------------------------------
             Road & Rail - 0.5%

          18 Burlington Northern Santa Fe Corporation                     6.750%  7/15/11        BBB+     18,788

          13 Canadian National Railway Company                            6.250%  8/01/34          A-     13,200

          17 Norfolk Southern Corporation                                 7.700%  5/15/17        BBB+     19,260
----------------------------------------------------------------------------------------------------------------
          48 Total Road & Rail                                                                            51,248
----------------------------------------------------------------------------------------------------------------
             Software - 0.1%

          14 Computer Associates International, Inc.                      5.250% 12/01/09         Ba1     13,351
----------------------------------------------------------------------------------------------------------------
             Specialty Retail - 0.0%

           1 Home Depot, Inc.                                             3.750%  9/15/09          AA        949

           1 Lowes Companies, Inc.                                        6.500%  3/15/29          A+      1,039
----------------------------------------------------------------------------------------------------------------
           2 Total Specialty Retail                                                                        1,988
----------------------------------------------------------------------------------------------------------------
             Tobacco - 0.1%

           2 Philip Morris Companies, Inc.                                7.750%  1/15/27         BBB      2,250

           6 Phillip Morris Companies, Inc.                               7.200%  2/01/07         BBB      6,031
----------------------------------------------------------------------------------------------------------------
           8 Total Tobacco                                                                                 8,281
----------------------------------------------------------------------------------------------------------------
             Wireless Telecommunication Services - 0.7%

          22 AT&T/Cingular Wireless Services                              8.125%  5/01/12           A     24,238

          25 Rogers Wireless Communications Inc.                          6.375%  3/01/14          BB     23,938

          10 Telefonica Europe BV                                         7.750%  9/15/10        BBB+     10,618

           4 Vodafone Group PLC                                           7.875%  2/15/30          A-      4,419
----------------------------------------------------------------------------------------------------------------
          61 Total Wireless Telecommunication Services                                                    63,213
----------------------------------------------------------------------------------------------------------------
      $3,081 Total Corporate Bonds (cost $3,276,133)                                                   3,155,601
----------------------------------------------------------------------------------------------------------------

----
12

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------
             U.S GOVERNMENT AND AGENCY OBLIGATIONS - 30.0%

             U.S. Treasury Bonds/Notes - 30.0%

      $  405 United States of America Treasury Bonds/Notes                7.500% 11/15/24         AAA $  507,767

         110 United States of America Treasury Bonds/Notes                4.500%  2/15/36         AAA     98,665

         200 United States of America Treasury Bonds/Notes                4.375%  5/15/07         AAA    198,531

          30 United States of America Treasury Bonds/Notes                4.875%  5/31/08         AAA     29,842

         525 United States of America Treasury Bonds/Notes                4.875%  5/15/09         AAA    521,594

          85 United States of America Treasury Bonds/Notes                5.125%  5/15/16         AAA     84,927

       1,355 United States of America Treasury Bonds/Notes                0.000%  2/15/11         AAA  1,076,325

         510 United States of America Treasury Bonds/Notes                0.000%  2/15/15         AAA    327,691
----------------------------------------------------------------------------------------------------------------
      $3,220 Total U.S. Government and Agency Obligations (cost                                        2,845,342
              $2,886,620)
----------------------------------------------------------------------------------------------------------------

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------
             ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 37.2%

             Autos - 2.1%

      $  100 Capital Auto Receivables Asset Trust, Series 2005-1          5.259%  4/15/08         AAA $   99,951

          21 Capital One Auto Finance Trust, Series 2005-BSS              3.820%  9/15/08         AAA     21,070

          75 Daimler Chrysler Auto Trust, Class A3, Series 2005B          4.040%  9/08/09         AAA     74,017

           2 Harley-Davidson Motorcycle Trust, Contract Backed Notes,     1.400% 10/15/08         AAA      1,603
              Series 2004-1-A1

           4 Toyota Auto Receivables Owner Trust, Class A3, Series 2003B  5.229%  8/15/07         AAA      3,577
----------------------------------------------------------------------------------------------------------------
         202 Total Autos                                                                                 200,218
----------------------------------------------------------------------------------------------------------------
             Cards - 1.1%

          50 Chase Credit Card Master Trust, Class A, Series 2004-1       5.229%  5/15/09         AAA     50,028

          50 MBNA Credit Card Master Note Trust, Class A1, Series 2002    4.950%  6/15/09         AAA     49,927
----------------------------------------------------------------------------------------------------------------
         100 Total Cards                                                                                  99,955
----------------------------------------------------------------------------------------------------------------
             Home Equity - 0.1%

          12 Master CI-9 NIM Notes, Series 2005                           4.940%  3/26/35          A+     11,737
----------------------------------------------------------------------------------------------------------------
             Residentials - 33.9%

          70 Fannie Mae, Mortgage Pool 255814                             5.500%  8/24/35         AAA     66,942

         926 Fannie Mae, Mortgage Pool 735060                             6.000% 11/24/34         AAA    913,650

         445 Fannie Mae, Mortgage Pool 824163                             5.500%  4/24/35         AAA    428,204

         456 Fannie Mae, Mortgage Pool 828348                             4.500%  7/24/35         AAA    413,251

         950 Fannie Mae, Mortgage Pool 835226                             5.000%  8/24/20         AAA    915,525

         500 Fannie Mae, Mortgage Pool (TBA)                              5.500% 11/24/34         AAA    480,313
----------------------------------------------------------------------------------------------------------------
       3,347 Total Residentials                                                                        3,217,885
----------------------------------------------------------------------------------------------------------------
      $3,661 Total Asset-Backed and Mortgage-Backed Securities (cost                                   3,529,795
              $3,622,550)
----------------------------------------------------------------------------------------------------------------

----
13

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
June 30, 2006

   Principal
Amount (000) Description                                                  Coupon Maturity Ratings (1)   Value
-------------------------------------------------------------------------------------------------------------
             CAPITAL PREFERRED SECURITIES - 0.3%

             Capital Markets - 0.3%

         $ 8 First Union Institutional Capital Securities I               8.040% 12/01/26          A1 $ 8,369

          22 Goldman Sachs Group, Inc.                                    6.345%  2/15/34          A1  20,574
-------------------------------------------------------------------------------------------------------------
          30 Total Capital Markets                                                                     28,943
-------------------------------------------------------------------------------------------------------------
         $30 Total Capital Preferred Securities (cost $31,707)                                         28,943
-------------------------------------------------------------------------------------------------------------

   Principal
Amount (000) Description                                                    Coupon     Maturity Ratings (1)       Value
-----------------------------------------------------------------------------------------------------------------------
             EMERGING MARKETS SOVEREIGN DEBT - 0.8%

             Colombia - 0.1%

        $ 10 Republic of Colombia                                           8.250%     12/22/14          BB $   10,551
-----------------------------------------------------------------------------------------------------------------------
             Mexico - 0.7%

          65 United Mexican States                                          6.625%      3/03/15        Baa1     65,976
-----------------------------------------------------------------------------------------------------------------------
        $ 75 Total Emerging Markets Sovereign Debt (cost $81,583)                                               76,527
-----------------------------------------------------------------------------------------------------------------------

                                                                          Weighted
   Principal                                                               Average
Amount (000) Description                                                    Coupon Maturity (2) Ratings (1)       Value
-----------------------------------------------------------------------------------------------------------------------
             VARIABLE RATE SENIOR LOAN INTERESTS - 2.6% (3)

             Health Care Providers & Services - 2.6%
        $250 HealthSouth Corporation, Term Loan                             8.520%      3/10/13          B2 $  250,288
-----------------------------------------------------------------------------------------------------------------------
------------
             Total Variable Rate Senior Loan Interests (cost $250,000)                                         250,288
             --------------------------------------------------------------------------------------------------------
             Total Investments (cost $10,148,593) - 104.1%                                                   9,886,496
             --------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - (4.1)%                                                           (389,485)
             --------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                              $9,497,011
             --------------------------------------------------------------------------------------------------------

----
14

           Forward Foreign Currency Exchange Contracts outstanding at June 30, 2006:

                                                                                                  Unrealized
                                                                                                Appreciation
                                        Amount    In Exchange For           Amount Settlement (Depreciation)
Currency Contracts to Deliver (Local Currency)           Currency (Local Currency)       Date (U.S. Dollars)
-------------------------------------------------------------------------------------------------------------
     Australian Dollar                  32,952        U.S. Dollar           25,000    8/09/06        $   527
     Brazilian Real                     54,350        U.S. Dollar           25,000    8/09/06              1
     Brazilian Real                    111,750        U.S. Dollar           50,000    8/17/06         (1,304)
     Chilean Peso                   26,075,000        U.S. Dollar           50,000    8/17/06          1,656
     Czech Koruna                      557,675        U.S. Dollar           25,000    9/20/06           (213)
     Danish Krone                      148,173        U.S. Dollar           25,000    9/27/06           (554)
     Euro                               19,519        U.S. Dollar           25,000    8/09/06            (36)
     Euro                               49,242        U.S. Dollar           62,500    8/09/06           (660)
     Euro                               37,500       Japanese Yen        5,230,725    8/21/06         (2,085)
     Euro                               25,000   Slovakian Koruna          946,700    8/22/06           (548)
     Euro                               50,000       Mexican Peso          729,685    9/19/06           (237)
     Japanese Yen                    5,359,313               Euro           37,500    8/21/06            952
     Japanese Yen                    2,874,600        U.S. Dollar           25,000    9/29/06           (444)
     Norwegian Krone                   157,110        U.S. Dollar           25,000    9/27/06           (394)
     Polish Zloty                       38,168        U.S. Dollar           12,500    7/03/06            487
     Polish Zloty                      153,093        U.S. Dollar           50,000    8/17/06          1,737
     Pound Sterling                     25,000  Australian Dollar           60,487    7/19/06         (1,314)
     Slovakian Koruna                  382,125        U.S. Dollar           12,500    7/03/06           (215)
     Slovakian Koruna                  763,500        U.S. Dollar           25,000    8/15/06           (435)
     South African Rand                232,913        U.S. Dollar           37,500    8/10/06          5,107
     South Korean Won               24,025,000        U.S. Dollar           25,000    9/21/06           (392)
     Swiss Franc                        30,460        U.S. Dollar           25,000    9/20/06           (139)
     U.S. Dollar                        25,000  Australian Dollar           32,512    8/09/06           (854)
     U.S. Dollar                        25,000     Brazilian Real           52,700    8/09/06           (759)
     U.S. Dollar                        50,000     Brazilian Real          115,900    8/17/06          3,210
     U.S. Dollar                        25,000     Brazilian Real           55,175   10/05/06             35
     U.S. Dollar                        25,000        Swiss Franc           30,413    9/20/06            101
     U.S. Dollar                        50,000       Chilean Peso       27,365,000    8/17/06            735
     U.S. Dollar                        25,000       Czech Koruna          554,143    9/20/06             53
     U.S. Dollar                        25,000       Danish Krone          145,288    9/27/06             57
     U.S. Dollar                        32,059               Euro           25,000    8/09/06              7
     U.S. Dollar                        25,000       Japanese Yen        2,822,375    8/21/06            (18)
     U.S. Dollar                        25,000   South Korean Won       23,905,000    9/21/06            265
     U.S. Dollar                        12,500       Polish Zloty           40,588    7/03/06            274
     U.S. Dollar                        50,000       Polish Zloty          159,098    8/17/06            156
     U.S. Dollar                        12,500   Slovakian Koruna          367,025    7/03/06           (288)
     U.S. Dollar                        25,000   Slovakian Koruna          727,200    8/15/06           (774)
     U.S. Dollar                        50,000   New Turkish Lira           83,760    9/29/06            895
     U.S. Dollar                        37,500 South African Rand          227,708    8/10/06         (5,831)
-------------------------------------------------------------------------------------------------------------
                                                                                                     $(1,239)
-------------------------------------------------------------------------------------------------------------

           Foreign Currency Interest Rate Swaps outstanding at June 30, 2006:


                                                                                                     Notional
                                                                                       Local           Amount Effective
                                                                                    Currency (Local Currency)  Date (4)
------------------------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 11, 2006, to pay quarterly the notional amount multiplied by 3.050% (annualized) and receive quarterly the notional amount multiplied by the three-month EUR-LIBOR
(Euro-London Inter-Bank Offered Rates).                                                 Euro        3,250,000   1/12/07
Agreement with Goldman Sachs dated January 11, 2006, to pay quarterly the notional amount multiplied by the three-month AUD-LIBOR (Australian
Dollar-London Inter-Bank Offered Rates) and receive quarterly the notional
amount multiplied by 5.570% (annualized).                                  Australian Dollar        5,250,000   1/12/07
Agreement with JPMorgan dated May 18, 2005, to pay every 28 days the notional amount multiplied by the 28-day MXN-TIIE (Mexican Interbank
Money Market Rate) and receive every 28 days the notional amount
multiplied by 10.370% (annualized).                                             Mexican Peso          750,000   5/19/05
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------

                                                                                           Unrealized
                                                                                         Appreciation
                                                                           Termination (Depreciation)
                                                                                  Date (U.S. Dollars)
------------------------------------------------------------------------------------------------------
Agreement with Goldman Sachs dated January 11, 2006, to pay quarterly the notional amount multiplied by 3.050% (annualized) and receive quarterly the notional amount multiplied by the three-month EUR-LIBOR
(Euro-London Inter-Bank Offered Rates).                                        4/12/07        $ 6,010
Agreement with Goldman Sachs dated January 11, 2006, to pay quarterly the notional amount multiplied by the three-month AUD-LIBOR (Australian
Dollar-London Inter-Bank Offered Rates) and receive quarterly the notional
amount multiplied by 5.570% (annualized).                                      4/12/07         (4,880)
Agreement with JPMorgan dated May 18, 2005, to pay every 28 days the notional amount multiplied by the 28-day MXN-TIIE (Mexican Interbank
Money Market Rate) and receive every 28 days the notional amount
multiplied by 10.370% (annualized).                                            5/13/10          5,860
------------------------------------------------------------------------------------------------------
                                                                                              $ 6,990
------------------------------------------------------------------------------------------------------

----
15

Portfolio of Investments (Unaudited)
NUVEEN CORE BOND FUND (continued)
June 30, 2006


           Futures Contracts Outstanding at June 30, 2006:

                                                                                                   Unrealized
                                                                       Original       Value at   Appreciation
                                  Contract Number of    Contract          Value  June 30, 2006 (Depreciation)
Type                              Position Contracts  Expiration (U.S. Dollars) (U.S. Dollars) (U.S. Dollars)
--------------------------------------------------------------------------------------------------------------
Australian 10-Year Treasury Bonds     Long         8        9/06     $  609,065     $  603,989        $(5,076)
British LIBOR                         Long         8        3/07      1,756,131      1,754,113         (2,018)
Canadian 10-Year Government Bonds    Short        (4)       9/06        390,488        396,835          6,347
Euribor                              Short        (2)      12/07        612,385        614,263          1,878
Euribor                              Short        (6)       6/07      1,838,404      1,844,325          5,921
Euribor                               Long         4        3/07      1,234,234      1,230,701         (3,533)
Euribor                              Short        (2)       9/06        617,340        618,099            759
U.S. 5-Year Treasury Notes            Long         1        9/06        103,397        103,410             13
U.S. 10-Year Treasury Notes          Short        (3)       9/06        314,402        314,580            178
--------------------------------------------------------------------------------------------------------------
                                                                                                      $ 4,469
--------------------------------------------------------------------------------------------------------------

           (1) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (2) Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.
           (3) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or
               (ii) the prime rate offered by one or more major United States banks.
               Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
           (4) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each foreign currency interest rate swap contract.
          144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
         (TBA) To be announced. Securities are also subject to sale/buy back arrangements.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.

           At June 30, 2006, the cost of investments was $10,188,574.

           Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2006, were as follows:

      --------------------------------------------------------------------
      Gross unrealized:
        Appreciation                                            $   1,913
        Depreciation                                             (303,991)
      --------------------------------------------------------------------
      Net unrealized appreciation (depreciation) of investments $(302,078)
      --------------------------------------------------------------------

----
16

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD BOND FUND
June 30, 2006

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)      Value
-----------------------------------------------------------------------------------------------------------------
             CORPORATE BONDS - 87.0%

             Aerospace & Defense - 2.2%

      $  125 Bombardier Inc., Series 144A                                  6.750%  5/01/12          BB $  115,625

          91 DI Finance/DynCorp International, Series B                    9.500%  2/15/13           B     95,095
-----------------------------------------------------------------------------------------------------------------
         216 Total Aerospace & Defense                                                                    210,720
-----------------------------------------------------------------------------------------------------------------
             Automobiles - 1.5%

         165 Ford Motor Credit Company                                     7.000% 10/01/13         Ba3    142,197
-----------------------------------------------------------------------------------------------------------------
             Beverages - 1.0%

         100 Constellation Brands, Inc.                                    8.625%  8/01/06          BB    100,625
-----------------------------------------------------------------------------------------------------------------
             Building Products - 4.1%

         100 Building Materials Corporation of America, Series B           8.000% 10/15/07          B+    101,000

         200 Jacuzzi Brands, Inc.                                          9.625%  7/01/10           B    212,250

         100 Norcraft Holdings LP                                          9.750%  9/01/12          B-     81,500
-----------------------------------------------------------------------------------------------------------------
         400 Total Building Products                                                                      394,750
-----------------------------------------------------------------------------------------------------------------
             Chemicals - 11.1%

         325 Airgas, Inc.                                                  9.125% 10/01/11         Ba2    341,656

         100 Equistar Chemicals LP/Equistar Funding Corporation           10.625%  5/01/11         BB-    107,875

         100 IMC Global Inc.                                              11.250%  6/01/11          BB    106,000

          50 IMC Global Inc.                                              10.875%  8/01/13          BB     55,875

         100 Lyondell Chemical Company                                    10.875%  5/01/09           B    102,000

         100 MacDermid Inc.                                                9.125%  7/15/11         BB-    105,000

         100 Methanex Corporation                                          8.750%  8/15/12        BBB-    107,875

          45 PolyOne Corporation                                          10.625%  5/15/10          B+     48,600

         100 Rockwood Specialties Group Inc., Series WI                    7.500% 11/15/14          B-     98,500
-----------------------------------------------------------------------------------------------------------------
       1,020 Total Chemicals                                                                            1,073,381
-----------------------------------------------------------------------------------------------------------------
             Computers & Peripherals - 1.1%

         100 Seagate Technology HDD Holdings, Series 144A                  8.000%  5/15/09         BB+    103,000
-----------------------------------------------------------------------------------------------------------------
             Construction Materials - 0.3%

          40 Texas Industries Inc.                                         7.250%  7/15/13         BB-     39,800
-----------------------------------------------------------------------------------------------------------------
             Consumer Finance - 5.3%

          85 Ford Motor Credit Company                                     5.625% 10/01/08         Ba3     78,670

         150 General Motors Acceptance Corporation, Notes                  8.000% 11/01/31         Ba1    144,553

         250 General Motors Acceptance Corporation                         6.125%  9/15/06         Ba1    249,643

          40 General Motors Acceptance Corporation                         6.875%  8/28/12         Ba1     37,733
-----------------------------------------------------------------------------------------------------------------
         525 Total Consumer Finance                                                                       510,599
-----------------------------------------------------------------------------------------------------------------
             Containers & Packaging - 3.0%

         100 Graphic Packaging International Inc.                          9.500%  8/15/13          B-     99,500

         100 Owens-Brockway Glass Container Inc.                           8.875%  2/15/09         BB-    103,500

          86 Smurfit-Stone Container Corporation, 144A                     9.750%  2/01/11          B2     88,795
-----------------------------------------------------------------------------------------------------------------
         286 Total Containers & Packaging                                                                 291,795
-----------------------------------------------------------------------------------------------------------------
             Distributors - 1.0%

         100 Ryerson Tull Inc.                                             8.250% 12/15/11           B     99,250
-----------------------------------------------------------------------------------------------------------------

----
17

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD BOND FUND (continued)
June 30, 2006

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)      Value
-----------------------------------------------------------------------------------------------------------------
             Diversified Consumer Services - 1.0%

      $  100 Carriage Services Inc.                                        7.875%  1/15/15          B2 $   98,000
-----------------------------------------------------------------------------------------------------------------
             Diversified Telecommunication Services - 4.0%

         100 Charter Communications, CCO Holdings LLC                      8.750% 11/15/13          B3     98,000

          40 Hughes Network Systems LLC, 144A                              9.500%  4/15/14          B1     39,400

          50 Insight Midwest L.P                                          10.500% 11/01/10           B     52,375

         100 INTELSAT Limited                                              5.250% 11/01/08           B     94,500

         100 Qwest Capital Funding Inc.                                    7.750%  8/15/06           B    100,500
-----------------------------------------------------------------------------------------------------------------
         390 Total Diversified Telecommunication Services                                                 384,775
-----------------------------------------------------------------------------------------------------------------
             Electric Utilities - 1.9%

          85 Edison Mission Energy, Term Loan                              7.750%  6/15/16          B+     83,938

         100 Mirant North America LLC., 144A                               7.375% 12/31/13          B2     97,000
-----------------------------------------------------------------------------------------------------------------
         185 Total Electric Utilities                                                                     180,938
-----------------------------------------------------------------------------------------------------------------
             Electronic Equipment & Instruments - 0.9%

          85 Solectron Corporation, 144A                                   8.000%  3/15/16          B-     84,150
-----------------------------------------------------------------------------------------------------------------
             Energy Equipment & Services - 5.0%

         250 Hanover Equipment Trust, Senior Secured Note, Series 2003     8.500%  9/01/08          B+    257,500

          90 Targa Resources Inc., Series 144A                             8.500% 11/01/13          B2     87,300

         150 Williams Companies Inc.                                       7.500%  1/15/31         Ba2    145,500
-----------------------------------------------------------------------------------------------------------------
         490 Total Energy Equipment & Services                                                            490,300
-----------------------------------------------------------------------------------------------------------------
             Food & Staples Retailing - 0.9%

          50 Duane Reade Inc.                                              9.829% 12/15/10        Caa1     48,750

          50 Duane Reade Inc.                                              9.750%  8/01/11        Caa3     40,500
-----------------------------------------------------------------------------------------------------------------
         100 Total Food & Staples Retailing                                                                89,250
-----------------------------------------------------------------------------------------------------------------
             Food Products - 1.5%

         100 Pinnacle Foods Holding Corporation                            8.250% 12/01/13          B-     98,750

          50 Swift & Company                                              12.500%  1/01/10        CCC+     50,000
-----------------------------------------------------------------------------------------------------------------
         150 Total Food Products                                                                          148,750
-----------------------------------------------------------------------------------------------------------------
             Hotels, Restaurants & Leisure - 4.8%

         200 Host Marriott LP                                              9.500%  1/15/07          BB    206,000

         125 MGM Grand Inc.                                                6.000% 10/01/09          BB    122,188

         100 MGM Mirage Inc.                                               6.625%  7/15/15          BB     93,750

          50 Six Flags Inc.                                                9.750%  4/15/13        Caa1     46,188
-----------------------------------------------------------------------------------------------------------------
         475 Total Hotels, Restaurants & Leisure                                                          468,126
-----------------------------------------------------------------------------------------------------------------
             Household Durables - 4.8%

          50 Beazer Homes USA, Inc.                                        8.625%  5/15/11         Ba1     50,625

          50 K. Hovnanian Enterprises Inc.                                 7.500%  5/15/16         Ba1     46,625

          50 KB Home                                                       9.500%  2/15/11         Ba2     52,313

          50 KB Home                                                       6.375%  8/15/11         BB+     47,874

         100 Standard Pacific Corporation                                  6.250%  4/01/14          BB     87,500

         100 Technical Olympic USA Inc.                                    7.500%  1/15/15          B2     83,750

          90 Toll Corporation                                              8.250%  2/01/11         BB+     92,925
-----------------------------------------------------------------------------------------------------------------
         490 Total Household Durables                                                                     461,612
-----------------------------------------------------------------------------------------------------------------

----
18

   Principal
Amount (000) Description                                                   Coupon Maturity Ratings (1)      Value
-----------------------------------------------------------------------------------------------------------------
             Independent Power Producers & Energy Traders - 0.9%

      $   85 NRG Energy Inc.                                               7.375%  2/01/16          B1 $   83,088
-----------------------------------------------------------------------------------------------------------------
             Industrial Conglomerates - 0.4%

          50 Covalence Specialty Materials Corporation, 144A              10.250%  3/01/16          B3     48,250
-----------------------------------------------------------------------------------------------------------------
             Machinery - 5.2%

         150 Case New Holland Inc., Series WI                              9.250%  8/01/11         BB-    158,625

         100 Columbus McKinnon Corporation                                 8.875% 11/01/13          B-    102,500

         100 Dresser, Inc.                                                 9.375%  4/15/11          B2    101,750

          65 JLG Industries Inc.                                           8.375%  6/15/12          B+     67,600

          67 Terex Corporation, Senior Subordinated Notes                 10.375%  4/01/11          B+     71,188
-----------------------------------------------------------------------------------------------------------------
         482 Total Machinery                                                                              501,663
-----------------------------------------------------------------------------------------------------------------
             Media - 6.1%

         100 Block Communications Inc.                                     8.250% 12/15/15          B1     96,500

         100 Charter Communications Operating LLC, 144A                    8.375%  4/30/14          B2    100,625

          75 Dex Media Inc.                                                9.000% 11/15/13           B     63,563

         100 Gray Television Inc., Term Loan                               9.250% 12/15/11         Ba3    104,500

         120 Insight Midwest L.P                                           9.750% 10/01/09           B    122,700

          50 Paxson Communications Corporation, 144A                      11.318%  1/15/13          B3     50,375

          50 Sinclair Broadcast Group                                      8.750% 12/15/11           B     52,500
-----------------------------------------------------------------------------------------------------------------
         595 Total Media                                                                                  590,763
-----------------------------------------------------------------------------------------------------------------
             Metals & Mining - 4.8%

          85 Chaparral Steel Company                                      10.000%  7/15/13          B1     93,075

         100 Freeport-McMoran Copper & Gold, Inc.                          7.500% 11/15/06          B+    100,600

         100 Nalco Finance Holdings Inc.                                   9.000%  2/01/14          B-     75,500

         100 Russel Metals Inc.                                            6.375%  3/01/14          BB     93,000

         100 Steel Dynamics, Inc.                                          9.500%  3/15/09          BB    103,125
-----------------------------------------------------------------------------------------------------------------
         485 Total Metals & Mining                                                                        465,300
-----------------------------------------------------------------------------------------------------------------
             Multiline Retail - 0.9%

          50 Pathmark Stores Inc.                                          8.750%  2/01/12         CCC     47,750

          50 Sprectum Brands Inc.                                          7.375%  2/01/15         CCC     40,875
-----------------------------------------------------------------------------------------------------------------
         100 Total Multiline Retail                                                                        88,625
-----------------------------------------------------------------------------------------------------------------
             Multi-Utilities - 2.5%

          85 Dynegy Holdings Inc., 144A                                    8.375%  5/01/16          B2     84,150

         150 Utilicorp Canada Finance Corporation                          7.750%  6/15/11          B2    156,000
-----------------------------------------------------------------------------------------------------------------
         235 Total Multi-Utilities                                                                        240,150
-----------------------------------------------------------------------------------------------------------------
             Oil, Gas & Consumable Fuels - 4.3%

         100 Chesapeake Energy Corporation                                 6.250%  1/15/18          BB     91,750

         170 El Paso Natural Gas Company                                   8.375%  6/15/32         Ba2    181,666

          40 Markwest Energy Partners LP                                   8.500%  7/15/16          B2     39,340

         100 Pogo Producing Co                                             7.875%  5/01/13          B+    100,750
-----------------------------------------------------------------------------------------------------------------
         410 Total Oil, Gas & Consumable Fuels                                                            413,506
-----------------------------------------------------------------------------------------------------------------

----
19

Portfolio of Investments (Unaudited)
NUVEEN HIGH YIELD BOND FUND (continued)
June 30, 2006

   Principal
Amount (000) Description                                                    Coupon     Maturity Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------------
             Paper & Forest Products - 0.9%

      $   50 GP Canada Finance Company                                      7.200%     12/15/06           B $   50,750

          40 P.H. Glatfelter Co., 144A                                      7.125%      5/01/16         BB+     39,685
----------------------------------------------------------------------------------------------------------------------
          90 Total Paper & Forest Products                                                                      90,435
----------------------------------------------------------------------------------------------------------------------
             Personal Products - 1.1%

         100 Playtex Products Inc., Series 144A                             9.375%      6/01/11        CCC+    104,625
----------------------------------------------------------------------------------------------------------------------
             Specialty Retail - 3.0%

         100 General Nutrition Centers Inc.                                 8.500%     12/01/10        CCC+     97,250

         100 General Nutrition Centers Inc.                                 8.625%      1/15/11          B-    100,621

         100 Leslie's Poolmart Inc.                                         7.750%      2/01/13          B2     97,500
----------------------------------------------------------------------------------------------------------------------
         300 Total Specialty Retail                                                                            295,371
----------------------------------------------------------------------------------------------------------------------
             Textiles Apparel & Luxury Goods - 0.5%

          50 Levi Strauss & Company                                        12.250%     12/15/12          B-     55,500
----------------------------------------------------------------------------------------------------------------------
             Trading Companies & Distributors - 1.0%

         100 United Rentals North America Inc.                              7.750%     11/15/13           B     95,500
----------------------------------------------------------------------------------------------------------------------
      $8,499 Total Corporate Bonds (cost $8,641,895)                                                        $8,444,794
----------------------------------------------------------------------------------------------------------------------

   Principal
Amount (000) Description                                                    Coupon     Maturity Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------------
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 3.0%

             U.S. Treasury Note - 3.0%

      $  300 United States of America Treasury Note                         0.000%     11/15/06         AAA $  294,377
----------------------------------------------------------------------------------------------------------------------
      $  300 Total U.S. Government and Agency Obligations (cost $295,229)                                      294,377
----------------------------------------------------------------------------------------------------------------------

                                                                          Weighted
   Principal                                                               Average
Amount (000) Description                                                    Coupon Maturity (2) Ratings (1)      Value
----------------------------------------------------------------------------------------------------------------------
             VARIABLE RATE SENIOR LOAN INTERESTS - 5.2% (3)

             Health Care Providers & Services - 5.2%

      $  500 HealthSouth Corporation, Term Loan                             8.520%      3/10/13          B2 $  500,580
----------------------------------------------------------------------------------------------------------------------
------------
             Total Variable Rate Senior Loan Interests (cost $500,000)                                         500,580
             ---------------------------------------------------------------------------------------------------------
             Total Investments (cost $9,437,124) - 95.2%                                                     9,239,751
             ---------------------------------------------------------------------------------------------------------
             Other Assets Less Liabilities - 4.8%                                                              469,187
             ---------------------------------------------------------------------------------------------------------
             Net Assets - 100%                                                                              $9,708,938
             ---------------------------------------------------------------------------------------------------------

           Total Return Swap outstanding at June 30, 2006:


                                                                                                      Expiration   Notional
Counterparty                                      Receive Total Return                            Pay       Date     Amount
----------------------------------------------------------------------------------------------------------------------------
Bear Stearns International, Ltd. Lehman Brothers U.S. High Yield Index          1-month USD-LIBOR-BBA   11/01/06 $3,000,000
                                                                       (British Bankers' Association)
                                                                                 less 50 basis points
----------------------------------------------------------------------------------------------------------------------------

                                                                                                          Unrealized
                                                                                                        Appreciation
Counterparty                                      Receive Total Return                            Pay (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Bear Stearns International, Ltd. Lehman Brothers U.S. High Yield Index          1-month USD-LIBOR-BBA       $(10,118)
                                                                       (British Bankers' Association)
                                                                                 less 50 basis points
---------------------------------------------------------------------------------------------------------------------

----
20

           Futures Contracts Outstanding at June 30, 2006:

                                                                                              Unrealized
                                                                Original        Value at    Appreciation
                           Contract Number of    Contract          Value   June 30, 2006  (Depreciation)
Type                       Position Contracts  Expiration (U.S. Dollars)  (U.S. Dollars)  (U.S. Dollars)
--------------------------------------------------------------------------------------------------------
U.S. 5-Year Treasury Notes    Short        (2)       9/06      $(207,963)      $(206,813)         $1,150
U.S. 2-Year Treasury Notes    Short        (2)       9/06       (407,151)       (405,563)          1,588
--------------------------------------------------------------------------------------------------------
                                                                                                  $2,738
--------------------------------------------------------------------------------------------------------

           (1) Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.
           (2) Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown.
           (3) Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or
               (ii) the prime rate offered by one or more major United States banks.
               Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
          144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

           Income Tax Information

           The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to amortization of premium and timing differences in recognizing certain gains and losses on investment transactions.

           At June 30, 2006, the cost of investments was $9,489,757.

           Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2006, were as follows:

      --------------------------------------------------------------------
      Gross unrealized:
        Appreciation                                            $  39,786
        Depreciation                                             (289,792)
      --------------------------------------------------------------------
      Net unrealized appreciation (depreciation) of investments $(250,006)
      --------------------------------------------------------------------

----
21

Item 2. Controls and Procedures.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III


By (Signature and Title)* /s/ Jessica R. Droeger
                          ----------------------------
                          Vice President and Secretary

Date August 29, 2006

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Gifford R. Zimmerman
                          -----------------------------
                          Chief Administrative Officer
                          (principal executive officer)

Date August 29, 2006


By (Signature and Title)* /s/ Stephen D. Foy
                          -----------------------------
                          Vice President and Controller
                          (principal financial officer)

Date August 29, 2006